Additional Disclosures on Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Additional Disclosures on Financial Instruments
Summary of financial instruments, analyzed by classes and categories

	06/30/2021
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	62,736	n/a
Fixed term deposit	AC	—	n/a
Promissory notes	FVTPL	2,212	2,212
Security deposits	AC	2,445	2,445
Trade receivables	AC	47	n/a
Other financial assets	AC	80	n/a
Total financial assets		67,520
Financial liabilities, by class
Trade and other payables	AC	20,764	n/a
Forward contract EUR/USD	FVTPL	9,376	9,376
Convertible loans – host contract	AC	1,659	1,659
Convertible loans – embedded derivative	FVTPL	327	327
Other financial liabilities	AC	40	n/a
Total financial liabilities		32,166

	12/31/2020
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	102,144	n/a
Fixed term deposit	AC	50,000	n/a
Promissory notes	FVTPL	676	676
Security deposits	AC	2,096	2,096
Other financial assets	AC	16	n/a
Total financial assets		154,932
Financial liabilities, by class
Trade and other payables	AC	11,092	n/a
Convertible loans – host contract	AC	84,287	105,007
Convertible loans – embedded derivative	FVTPL	14,948	14,948
Other financial liabilities	AC	48	n/a
Total financial liabilities		110,375

	12/31/2020
		Carrying
In € thousand	Category	amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	102,144	n/a
Fixed term deposit	AC	50,000	n/a
Promissory notes	FVTPL	676	676
Security deposits	AC	2,096	2,096
Other financial assets	AC	16	16
Total financial assets		154,932
Financial liabilities, by class
Trade and other payables	AC	11,092	n/a
Convertible loans – host contract	AC	84,287	105,007
Convertible loans – embedded derivative	FVTPL	14,948	14,948
Other financial liabilities	AC	48	48
Total financial liabilities		110,375

Carrying
Thereof aggregated to categories according to IFRS 9	amount
Financial assets measured at amortised cost (AC)	154,256
Financial assets measured at FVTPL	676
Financial liabilities measured at FVTPL	14,948
Financial liabilities measured at amortised cost (AC)	95,427

	12/31/2019
		Carrying
In € thousand	Category	amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	59,571	n/a
Promissory notes	FVTPL	n/a	n/a
Security deposits	AC	910	910
Other financial assets	AC	12	12
Total financial assets		60,493
Financial liabilities, by class
Trade and other payables	AC	2,795	n/a
Convertible loans – host contract	AC	66,353	76,189
Convertible loans – embedded derivative	FVTPL	n/a	n/a
Other financial liabilities	AC	25	25
Total financial liabilities		69,173

Carrying
Thereof aggregated to categories according to IFRS 9	amount
Financial assets measured at amortised cost (AC)	60,493
Financial assets measured at FVTPL	n/a
Financial liabilities measured at FVTPL	n/a
Financial liabilities measured at amortised cost (AC)	69,173

	01/01/2019
		Carrying
In € thousand	Category	amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	47,139	n/a
Security deposits	AC	189	189
Other financial assets	AC	31	31
Total financial assets		47,359
Financial liabilities, by class
Trade and other payables	AC	2,651	n/a
Convertible loans – host contract	AC	n/a	n/a
Convertible loans – embedded derivative	FVTPL	n/a	n/a
Other financial liabilities	AC	37	n/a
Total financial liabilities		2,688

Carrying
Thereof aggregated to categories according to IFRS 9	amount
Financial assets measured at amortised cost (AC)	47,359
Financial assets measured at FVTPL	n/a
Financial liabilities measured at FVTPL	n/a
Financial liabilities measured at amortised cost (AC)	2,688

Summary of financial instruments, changes in fair Value of level 3 instruments

		Convertible loan –
In € thousand	Promissory Notes	embedded derivative
January 1, 2021	676	(14,948)
Additions	1,051	(311)
Settlement	—	8,597
Measurement changes	485	6,335
June 30, 2021	2,212	(327)

		Convertible loan –
In € thousand	Promissory Notes	embedded derivative
January 1, 2020	—	—
Additions	—	274
Measurement changes	—	(55)
June 30, 2020	—	219

		Convertible loan –
		embedded
In € thousand	Promissory Notes	derivative
January 1, 2019	—	—
Initial recognition	—	516
Changes from fair value remeasurement	—	(516)
December 31, 2019	—	—
Initial recognition	622	(274)
Changes from fair value remeasurement	58	15,222
Foreign exchange effects	(4)	—
December 31, 2020	676	14,948

Summary of effect of reasonable changes of the most significant input parameters on the fair values of the embedded derivatives

in € thousand			Effect on financial
June 30, 2021	Share Price	Value derivative	result
Base	0%	2,212
Up	10%	2,433	221
Down	(10)%	2,011	(201)

in € thousand			Effect on financial
December 31, 2020	Share Price	Value derivative	result
Base	0%	14,948
Up	10%	18,815	(3,867)
Down	(10)%	11,081	3,867

in € thousand			Effect on financial
December 31, 2020	Credit Spread	Value derivative	Result
Base	0%	14,948
Up	10%	14,282	666
Down	(10)%	15,646	(698)

			Effect on
in € thousand		Value	financial
December 31, 2020	Share Price	derivative	result
Base	0%	14,948
Up	10%	18,815	(3,867)
Down	(10)%	11,081	3,867

			Effect on
in € thousand		Value	financial
December 31, 2020	Credit Spread	derivative	Result
Base	0%	14,948
Up	10%	14,282	666
Down	(10)%	15,646	(698)

Summary of net gains and losses for each of the financial instrument measurement categories

	Subsequent measurement
		Foreign		Increase	Reversals
2020		exchange		in loss	of loss	Total per
In € thousand	Interest	conversion	Fair value	allowance	allowance	category
Financial assets measured at amortized cost	(83)	—	—	—	—	(83)
Financial liabilities measured at amortized cost	(33,960)	(98)	—	—	—	(34,058)
Financial assets and liabilities measured at fair value through profit or loss	—	(4)	(15,164)	—	—	(15,168)
Total	(34,043)	(102)	(15,164)	—	—	(49,309)

	Subsequent measurement
		Foreign		Increase	Reversals
2019		exchange		in loss	of loss	Total per
In € thousand	Interest	conversion	Fair value	allowance	allowance	category
Financial assets measured at amortized cost	(39)	—	—	—	—	(39)
Financial liabilities measured at amortized cost	(5,350)	(38)	—	—	—	(5,388)
Financial assets and liabilities measured at fair value through profit or loss	—	—	516	—	—	516
Total	(5,389)	(38)	516	—	—	(4,911)

Summary of exposures to credit risk for all financial assets that are not measured at fair value through profit or loss

			Gross	Impairment
	Equivalent to external	Weighted-average	carrying	loss	12/31/2020
in € thousand	credit rating S&P	loss rate	amount	allowance	Credit-impaired
Grades 1-6: Low risk	BBB- to AAA	—	154,256	—	No

			Gross	Impairment
	Equivalent to external	Weighted-average	carrying	loss	12/31/2019
in € thousand	credit rating S&P	loss rate	amount	allowance	Credit-impaired
Grades 1-6: Low risk	BBB- to AAA	—	60,493	—	No

			Gross	Impairment
	Equivalent to external	Weighted-average	carrying	loss	01/01/2019
in € thousand	credit rating S&P	loss rate	amount	allowance	Credit-impaired
Grades 1-6: Low risk	BBB- to AAA	—	47,359	—	No

Summary of sensitivity of a change in foreign currency

The following table presents the sensitivity of a change in EUR for Lilium Aviation UK Ltd (functional currency: GBP):

		Change on profit before tax
EUR per GBP	Change in EUR rate	(in € thousand)
2020	+10% = Rate: 1.2235	33
Rate: 1.1123	-10% = Rate: 1.0011	(40)
2019	+10% = Rate: 1.2929	13
Rate: 1.1754	-10% = Rate: 1.0578	(16)

The following tables present the sensitivity of a change in material foreign currencies for the Group entities where the functional currency is EUR:

		Change on profit before tax
USD per EUR	Change in USD rate	(in € thousand)
2020	+10% = Rate: 1.3498	(47)
Rate: 1.2271	-10% = Rate: 1.1044	58
2019	+10% = Rate: 1.2357	4
Rate: 1.1234	-10% = Rate: 1.0111	(5)

Summary of details of the (undiscounted) cash outflows of financial liabilities

				12/31/2020
in € thousand	2021	2022	2023 to 2025	2026 and thereafter
Lease liabilities	2,006	1,962	5,767	2,869
Convertible loans	88,013	—	—	—
Trade and other payables	11,092	—	—	—
Other financial liabilities	21	27	—	—

				12/31/2019
in € thousand	2020	2021	2022 to 2024	2025 and thereafter
Lease liabilities	1,417	1,420	4,088	3,133
Convertible loans	138,970	—	—	—
Trade and other payables	2,795	—	—	—
Other financial liabilities	25	—	—	—

Summary of reconciliation of changes in liabilities arising from financing activities

	Convertible	Lease
In € thousand	loans	liabilities	Total
Statement of Financial Position as of December 31, 2019	66,353	8,715	75,068
Proceeds from convertible loans	85,900	—	85,900
Principal elements of lease payments	—	(1,439)	(1,439)
Interest paid	—	(450)	(450)
Change in the cash flow from financing activities	85,900	(1,889)	84,011
Additions to lease liabilities due to new lease contracts	—	3,842	3,842
Fair value changes	15,222	—	15,222
Interest expenses	33,960	450	34,410
Capital contributions	(102,200)	—	(102,200)
Statement of Financial Position as of December 31, 2020	99,235	11,118	110,353

	Convertible	Lease
In € thousand	loans	liabilities	Total
Statement of Financial Position as of January 1, 2019	—	7,036	7,036
Proceeds from convertible loans	65,500	—	65,500
Principal elements of lease payment	—	(854)	(854)
Interest paid	—	(341)	(341)
Change in the cash flow from financing activities	65,500	(1,195)	64,305
Additions to lease liabilities due to new lease contracts	—	2,533	2,533
Fair value changes	(516)		(516)
Interest expenses	5,350	341	5,691
Capital contributions	(3,981)		(3,981)
Statement of Financial Position as of December 31, 2019	66,353	8,715	75,068